                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                     MFS(R) Municipal Limited Maturity Fund
                       MFS(R) Global Asset Allocation Fund
                         MFS(R) Government Mortgage Fund
                            MFS(R) New Discovery Fund
                        MFS(R) International Growth Fund
                     MFS(R) Research Growth and Income Fund
                   MFS(R) International Growth and Income Fund
                            MFS(R) Equity Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Research International Fund
                       MFS(R) Alabama Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) California Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                       MFS(R) Florida Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) Georgia Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                      MFS(R) High Yield Opportunities Fund
                     MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Money Market Fund
                       MFS(R) New York Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                    MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                    MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) Global Total Return Fund
                    MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) Global Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Government Securities Fund
                        MFS(R) Capital Opportunities Fund
                   Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                            MFS(R) Global Growth Fund
                         Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) Union Standard Equity Fund


                     SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


              The date of this Supplement is September 15, 1998.

                               MFS(R) Managed Sectors Fund
                                MFS(R) Cash Reserve Fund
                           MFS(R) Global Asset Allocation Fund
                                 MFS(R) Core Growth Fund
                           MFS(R) Convertible Securities Fund
                                  MFS(R) Blue Chip Fund
                           MFS(R) Science and Technology Fund
                                MFS(R) New Discovery Fund
                         MFS(R) Research Growth and Income Fund
                                MFS(R) Equity Income Fund
                           MFS(R) Research International Fund
                              MFS(R) Strategic Growth Fund
                              MFS(R) Large Cap Growth Fund
                               MFS(R) Emerging Growth Fund
                             MFS(R) Intermediate Income Fund
                               MFS(R) Charter Income Fund
                                 MFS(R) High Income Fund
                          MFS(R) High Yield Opportunities Fund
                           MFS(R) Government Money Market Fund
                                MFS(R) Money Market Fund
                               MFS(R) Mid Cap Growth Fund
                                  MFS(R) Research Fund
                                MFS(R) Total Return Fund
                         MFS(R) International Opportunities Fund
                       MFS(R) International Strategic Growth Fund
                             MFS(R) International Value Fund
                                  MFS(R) Utilities Fund
                             MFS(R) Global Total Return Fund
                                MFS(R) Global Equity Fund
                             MFS(R) Global Governments Fund
                            MFS(R) Capital Opportunities Fund
                              MFS(R) Strategic Income Fund
                                MFS(R) Global Growth Fund
                                    MFS(R) Bond Fund
                              MFS(R) Limited Maturity Fund
                     MFS(R) Intermediate Investment Grade Bond Fund
                                MFS(R) Research Bond Fund
                                MFS(R) Mid Cap Value Fund
                               MFS(R) Large Cap Value Fund
                              MFS(R) High Quality Bond Fund
                             MFS(R) Government Mortgage Fund
                            MFS(R) International Growth Fund
                       MFS(R) International Growth and Income Fund
                         MFS(R)/F&C Emerging Markets Equity Fund
                               MFS(R) Strategic Value Fund
                               MFS(R) Small Cap Value Fund
                            MFS(R) Emerging Markets Debt Fund
                                   MFS(R) Income Fund
                               MFS(R) European Equity Fund
                                 MFS(R) High Yield Fund
                             MFS(R) Concentrated Growth Fund
                            MFS(R) Union Standard Equity Fund
                             Massachusetts Investors Trust
                       Massachusetts Investors Growth Stock Fund
                            MFS(R) Growth Opportunities Fund
                            MFS(R) Government Securities Fund
                         MFS(R) Government Limited Maturity Fund


                         Supplement to the Current Prospectus



In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                    The date of this Supplement is August 1, 1999.

                MFS(R) MANAGED SECTORS FUND
                  MFS(R) CASH RESERVE FUND
            MFS(R) GLOBAL ASSET ALLOCATION FUND
                MFS(R) STRATEGIC GROWTH FUND
           MFS(R) RESEARCH GROWTH AND INCOME FUND
                  MFS(R) CORE GROWTH FUND
                 MFS(R) EQUITY INCOME FUND
                   MFS(R) BLUE CHIP FUND
                 MFS(R) NEW DISCOVERY FUND
             MFS(R) CONVERTIBLE SECURITIES FUND
             MFS(R) RESEARCH INTERNATIONAL FUND
             MFS(R) SCIENCE AND TECHNOLOGY FUND
                MFS(R) EMERGING GROWTH FUND
                MFS(R) LARGE CAP GROWTH FUND
              MFS(R) INTERMEDIATE INCOME FUND
                 MFS(R) CHARTER INCOME FUND
               MFS(R) GLOBAL GOVERNMENTS FUND
             MFS(R) CAPITAL OPPORTUNITIES FUND
              MFS(R) GLOBAL TOTAL RETURN FUND
                   MFS(R) UTILITIES FUND
                 MFS(R) GLOBAL EQUITY FUND
                      MFS(R) BOND FUND
                MFS(R) LIMITED MATURITY FUND
       MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                 MFS(R) RESEARCH BOND FUND
                 MFS(R) MID CAP VALUE FUND
                MFS(R) LARGE CAP VALUE FUND
               MFS(R) HIGH QUALITY BOND FUND
                  MFS(R) HIGH INCOME FUND
            MFS(R) HIGH YIELD OPPORTUNITIES FUND
                MFS(R) STRATEGIC INCOME FUND
          MFS(R) INTERNATIONAL OPPORTUNITIES FUND
         MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
              MFS(R) INTERNATIONAL VALUE FUND
        MASSACHUSETTS INVESTORS GROWTH STOCK FUND
              MASSACHUSETTS INVESTORS TRUST
          MFS(R) GOVERNMENT LIMITED MATURITY FUND
                 MFS(R) GLOBAL GROWTH FUND
                  MFS(R) MONEY MARKET FUND
            MFS(R) GOVERNMENT MONEY MARKET FUND
                 MFS(R) MID CAP GROWTH FUND
                    MFS(R) RESEARCH FUND
                  MFS(R) TOTAL RETURN FUND
              MFS(R) GOVERNMENT MORTGAGE FUND
          MFS(R)/F&C EMERGING MARKETS EQUITY FUND
        MFS(R) INTERNATIONAL GROWTH AND INCOME FUND
              MFS(R) INTERNATIONAL GROWTH FUND
                MFS(R) STRATEGIC VALUE FUND
                MFS(R) SMALL CAP VALUE FUND
             MFS(R) EMERGING MARKETS DEBT FUND
                     MFS(R) INCOME FUND
                MFS(R) EUROPEAN EQUITY FUND
                   MFS(R) HIGH YIELD FUND
              MFS(R) CONCENTRATED GROWTH FUND
              MFS(R) GROWTH OPPORTUNITIES FUND
             MFS(R) UNION STANDARD EQUITY FUND
             MFS(R) GOVERNMENT SECURITIES FUND


           Supplement to the Current Prospectus


The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                   The date of this Supplement is August 1, 1999.

                               MFS(R) Managed Sectors Fund
                                MFS(R) Cash Reserve Fund
                           MFS(R) Global Asset Allocation Fund
                                 MFS(R) Core Growth Fund
                           MFS(R) Convertible Securities Fund
                                  MFS(R) Blue Chip Fund
                           MFS(R) Science and Technology Fund
                                MFS(R) New Discovery Fund
                         MFS(R) Research Growth and Income Fund
                                MFS(R) Equity Income Fund
                           MFS(R) Research International Fund
                              MFS(R) Strategic Growth Fund
                               MFS(R) Emerging Growth Fund
                              MFS(R) Large Cap Growth Fund
                             MFS(R) Intermediate Income Fund
                               MFS(R) Charter Income Fund
                                 MFS(R) High Income Fund
                            MFS(R) Municipal High Income Fund
                          MFS(R) High Yield Opportunities Fund
                                MFS(R) Money Market Fund
                           MFS(R) Government Money Market Fund
                               MFS(R) Municipal Bond Fund
                               MFS(R) Mid Cap Growth Fund
                                MFS(R) Total Return Fund
                                  MFS(R) Research Fund
                         MFS(R) International Opportunities Fund
                       MFS(R) International Strategic Growth Fund
                             MFS(R) International Value Fund
                             MFS(R) Global Total Return Fund
                                  MFS(R) Utilities Fund
                                MFS(R) Global Equity Fund
                             MFS(R) Global Governments Fund
                            MFS(R) Capital Opportunities Fund
                              MFS(R) Strategic Income Fund
                                MFS(R) Global Growth Fund
                                    MFS(R) Bond Fund
                              MFS(R) Limited Maturity Fund
                         MFS(R) Municipal Limited Maturity Fund
                     MFS(R) Intermediate Investment Grade Bond Fund
                                MFS(R) Research Bond Fund
                                MFS(R) Mid Cap Value Fund
                               MFS(R) Large Cap Value Fund
                              MFS(R) High Quality Bond Fund
                             MFS(R) Government Mortgage Fund
                            MFS(R) International Growth Fund
                       MFS(R) International Growth and Income Fund
                  MFS/Foreign & Colonial Emerging Markets Equity Fund
                               MFS(R) Strategic Value Fund
                               MFS(R) Small Cap Value Fund
                            MFS(R) Emerging Markets Debt Fund
                                   MFS(R) Income Fund
                               MFS(R) European Equity Fund
                                 MFS(R) High Yield Fund
                             MFS(R) Concentrated Growth Fund
                            MFS(R) Union Standard Equity Fund
                           MFS(R) Alabama Municipal Bond Fund
                           MFS(R) Arkansas Municipal Bond Fund
                          MFS(R) California Municipal Bond Fund
                           MFS(R) Florida Municipal Bond Fund
                           MFS(R) Georgia Municipal Bond Fund
                           MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Massachusetts Municipal Bond Fund
                         MFS(R) Mississippi Municipal Bond Fund
                           MFS(R) New York Municipal Bond Fund
                        MFS(R) North Carolina Municipal Bond Fund
                         MFS(R) Pennsylvania Municipal Bond Fund
                        MFS(R) South Carolina Municipal Bond Fund
                          MFS(R) Tennessee Municipal Bond Fund
                           MFS(R) Virginia Municipal Bond Fund
                        MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Municipal Income Fund
                        MFS(R) New York High Income Tax Free Fund
                     MFS(R) Massachusetts High Income Tax Free Fund
                            MFS(R) Growth Opportunities Fund
                            MFS(R) Government Securities Fund
                       Massachusetts Investors Growth Stock Fund
                         MFS(R) Government Limited Maturity Fund
                             Massachusetts Investors Trust


                         Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                    The date of this Supplement is August 1, 1999.